UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	July 31
Date of reporting period:	January 31, 2025

American Conservative Values ETF

ITEM 1.(a).  Reports to Stockholders.

American Conservative Values ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2025 American Conservative Values ETF ticker: ACVF (Listed on the NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the American Conservative Values ETF for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at acvetfs.com/acv-fund-material/. You can also contact us at (888) 909-6030.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Conservative Values ETF	$39	0.75%¹

¹	Annualized.

Sector Breakdown

INFORMATION TECHNOLOGY - HARDWARE
16.16%
NFORMATION TECHNOLOGY - SOFTWARE & SERVICES
15.31%
FINANCIALS
14.52%
CONSUMER DISCRETIONARY
12.24%
INDUSTRIALS
11.18%
HEALTH CARE
10.39%
CONSMER STAPLES
6.78%
COMMUNICATION SERVICES
3.82%
ENERGY
3.25%
MATERIALS
2.28%
UTILITIES
2.04%
REAL ESTATE
1.75%

Top Ten Holdings
Nvidia Corp.	6.66%
Microsoft Corp.	4.52%
Berkshire Hathaway Class B	2.81%
Broadcom, Inc.	2.60%
Tesla, Inc.	2.39%
Walmart, Inc.	1.87%
Mastercard, Inc. Class A	1.84%
Home Depot, Inc.	1.81%
Cisco Systems, Inc.	1.65%
The Procter & Gamble Co.	1.55%

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy voting information, visit acvetfs.com/acv-fund-material/.

Key Fund Statistics

(as of January 31, 2025)

Fund Net Assets	$119,877,154
Number of Holdings	369
Total Advisory Fee Paid	$413,682
Portfolio Turnover Rate	2.03%

What did the Fund invest in?

(% of Net Assets as of January 31, 2025)

ITEM 1.(b).

Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS
AND OTHER INFORMATION

For the Six Months Ended January 31, 2025 (unaudited)

American Conservative Values ETF

FINANCIAL STATEMENTS | January 31, 2025

American Conservative Values ETF

Schedule of InvestmentsJanuary 31, 2025 (unaudited)

See Notes to Financial Statements

		Shares	Value
99.72%	COMMON STOCKS

3.82%	COMMUNICATION SERVICES
	AT&T, Inc.	9,907	$235,093
	Charter Communications, Inc.(A)	1,295	447,410
	Electronic Arts, Inc.	2,068	254,178
	Fox Corp. Class A	3,643	186,449
	Fox Corp. Class B	3,437	167,038
	Live Nation Entertainment(A)	966	139,761
	Millrose Properties, Inc.(A)	318	3,517
	News Corp. Class A	5,253	147,714
	News Corp. Class B	4,802	151,983
	Omnicom Group, Inc.	3,518	305,327
	Pinterest, Inc.(A)	3,945	130,027
	Spotify Technology SA ADR(A)	1,258	690,076
	Take-Two Interactive(A)	1,426	264,537
	The Interpublic Group	7,699	220,730
	T-Mobile US, Inc.	5,271	1,227,985
			4,571,825

12.24%	CONSUMER DISCRETIONARY
	Advance Auto Parts	216	10,476
	Airbnb, Inc.(A)	3,415	447,946
	Aptiv plc ADR(A)	859	53,619
	Autozone, Inc.(A)	107	358,472
	Bath & Body Works, Inc.	950	35,730
	Best Buy Co., Inc.	752	64,567
	Booking Holdings, Inc.	228	1,080,164
	Borg-Warner, Inc.	962	30,688
	DR Horton, Inc.	860	122,034
	Darden Restaurants, Inc.	433	84,539
	Domino’s Pizza, Inc.	108	48,505
	DoorDash, Inc.(A)	2,209	417,125
	eBay, Inc.	1,805	121,801
	Etsy, Inc.(A)	1,291	70,889
	Expedia Group, Inc.	2,237	382,415
	Ford Motor Co.	13,366	134,729
	Garmin Ltd. ADR	2,646	571,139
	Genuine Parts Co.	540	62,775
	Hasbro, Inc.	218	12,609
	Hilton Worldwide Holdings, Inc.	859	219,964
	Home Depot, Inc.	5,244	2,160,423

FINANCIAL STATEMENTS | January 31, 2025

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2025 (unaudited)

See Notes to Financial Statements

		Shares	Value
	Kohl’s Corp.	3,984	$52,629
	Las Vegas Sands Corp.	1,289	59,075
	Lennar Corp.	642	84,256
	Lithia Motors, Inc.	443	166,612
	LKQ Corp.	642	24,004
	Marriott International Class A	2,043	593,675
	McDonald’s Corp.	4,102	1,184,247
	MGM Resorts International(A)	2,685	92,579
	O’Reilly Automotive, Inc.(A)	464	600,611
	Phinia, Inc.	201	10,229
	Polo Ralph Lauren Corp.	107	26,718
	Pool Corp.	108	37,179
	Pulte Group, Inc.	325	36,978
	PVH Corp.	215	19,264
	Ross Stores, Inc.	2,642	397,780
	Royal Caribbean Cruises ADR	538	143,431
	Skechers U.S.A., Inc.(A)	2,340	176,296
	Tapestry, Inc.	646	47,119
	Tesla, Inc.(A)	7,056	2,854,858
	TJX Companies, Inc.	8,808	1,099,150
	Tractor Supply Co.	4,196	228,095
	Ulta Beauty, Inc.(A)	108	44,512
	Under Armour, Inc. Class C(A)	8,776	66,083
	Under Armour, Inc. Class A(A)	7,721	64,470
	Wynn Resorts Ltd.	320	27,792
	Yum! Brands, Inc.	333	43,456
			14,671,707

6.78%	CONSUMER STAPLES
	Altria Group, Inc.	5,041	263,291
	Archer-Daniels-Midland Co.	1,679	86,015
	Brown-Forman Corp. Class B	653	21,556
	Church & Dwight Co.	538	56,770
	The Clorox Co.	101	16,027
	Colgate-Palmolive Co.	2,799	242,673
	Constellation Brands, Inc.	855	154,584
	Dollar General Corp.	981	69,710
	Dollar Tree, Inc.(A)	533	39,096
	Estee Lauder Cos. Class A	538	44,885
	General Mills, Inc.	1,290	77,581
	Kimberly-Clark Corp.	751	97,607
	The Kraft Heinz Co.	2,040	60,874

FINANCIAL STATEMENTS | January 31, 2025

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2025 (unaudited)

See Notes to Financial Statements

		Shares	Value
	Kroger Co.	751	$46,292
	McCormick & Co., Inc.(B)	430	33,209
	Mondelez International Inc. Class A	11,959	693,502
	Monster Beverage Corp.(A)	4,074	198,445
	PepsiCo, Inc.	6,630	999,075
	Philip Morris International, Inc.	5,643	734,719
	The Procter & Gamble Co.	11,128	1,847,137
	Sysco Corp.	516	37,627
	The Hershey Company	325	48,506
	Walgreens Boots Alliance, Inc.(A)	2,790	28,681
	Walmart, Inc.	22,739	2,232,060
			8,129,922

3.25%	ENERGY
	Baker Hughes Co.	2,250	103,905
	Chevron Corp.	5,573	831,436
	ConocoPhillips	2,362	233,436
	EOG Resources, Inc.	1,180	148,432
	Exxon Mobil Corp.	14,626	1,562,496
	Halliburton Co.	2,141	55,709
	Hess Corp.	322	44,768
	Kinder Morgan, Inc.	4,932	135,531
	Marathon Petroleum Corp.	2,148	312,985
	Occidental Petroleum Corp.	2,149	100,251
	Oneok, Inc.	962	93,478
	Schlumberger Ltd. ADR	4,071	163,980
	Williams Cos., Inc.	2,035	112,800
			3,899,207

14.52%	FINANCIALS
	Aflac, Inc.	644	69,153
	American International Group	756	55,687
	Ameriprise Financial, Inc.	434	235,818
	Aon plc ADR	538	199,501
	Arthur J Gallagher & Co.	217	65,495
	Bank Of New York Mellon	1,048	90,055
	Berkshire Hathaway Class B(A)	7,170	3,360,364
	Blackstone, Inc.	2,790	494,137
	Capital One Financial	1,078	219,599
	CBOE Global Markets, Inc.	1,143	233,549
	Chubb Ltd. ADR	1,608	437,183
	Cincinnati Financial Corp.	433	59,343

FINANCIAL STATEMENTS | January 31, 2025

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2025 (unaudited)

See Notes to Financial Statements

	Shares	Value
Citigroup, Inc.	7,915	$644,518
Citizens Financial Group	1,821	86,625
CME Group, Inc.	2,380	562,918
Discover Financial Services	2,374	477,388
Fidelity National Information Services, Inc.	1,820	148,275
Fifth Third Bancorp	3,003	133,063
Fiserv, Inc.(A)	4,511	974,556
Franklin Resources, Inc.	640	14,234
Global Payments, Inc.	1,919	216,559
Hartford Financial Services Group, Inc.	753	83,997
Huntington Bancshares	3,326	57,207
Intercontinental Exchange	2,983	476,773
Invesco Ltd. ADR	327	6,288
Keycorp	2,253	40,509
KKR & Co., Inc.	1,791	299,222
Loews Corp.	528	45,118
MarketAxess Holdings, Inc.	108	23,828
Marsh & McLennan Cos, Inc.	1,392	301,897
Mastercard, Inc. Class A	3,960	2,199,503
MetLife, Inc.	3,751	324,499
Moody’s Corporation	1,067	532,902
Morgan Stanley	2,998	415,013
MSCI, Inc.	110	65,645
Northern Trust Corp.	857	96,233
The PNC Financial Services Group, Inc.	1,939	389,642
Principal Financial Group, Inc.	431	35,536
Prudential Financial, Inc.	434	52,410
Raymond James Financial	645	108,670
Regions Financial Corp.	3,858	95,061
Rocket Cos, Inc.(A)	7,913	99,704
S&P 500 Global, Inc.	1,484	773,772
State Street Corp.	1,287	130,785
Synchrony Financial	217	14,969
T Rowe Price Group, Inc.	753	88,041
The Charles Schwab Corp.	2,920	241,542
The Travelers Companies, Inc.	223	54,675
Truist Financial Corp.	5,144	244,957
US Bancorp	6,194	295,949
Wells Fargo & Co.	11,759	926,609
Willis Towers Watson plc ADR	325	107,109
		17,406,085

FINANCIAL STATEMENTS | January 31, 2025

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2025 (unaudited)

See Notes to Financial Statements

		Shares	Value
10.39%	HEALTH CARE
	Abbott Laboratories	5,341	$683,274
	Abbvie, Inc.	5,470	1,005,933
	Agilent Technologies, Inc.	538	81,518
	Amgen, Inc.	1,500	428,130
	Becton Dickinson & Co.	753	186,443
	Biogen, Inc.(A)	128	18,423
	Boston Scientific Corp.(A)	3,965	405,857
	Bristol-Myers Squibb Co.	7,287	429,569
	Cardinal Health, Inc.	639	79,019
	Cencora, Inc.	645	163,965
	Centene Corp.(A)	1,177	75,363
	The Cigna Group	2,123	624,608
	Cooper Cos., Inc.(A)	432	41,710
	CVS Health Corp.	3,756	212,139
	Danaher Corp.	2,458	547,495
	Dexcom, Inc.(A)	864	75,021
	Edwards Lifescience Corp.(A)	1,505	109,037
	Elevance Health, Inc.	999	395,304
	Eli Lilly & Co.	2,223	1,803,031
	Embecta Corp.	124	2,223
	Fortrea Holdings, Inc.(A)	216	3,631
	GE Healthcare Technologies	979	86,446
	Gilead Sciences, Inc.	1,191	115,765
	Grail, Inc.(A)	76	2,301
	HCA Healthcare, Inc.	319	105,241
	Hologic, Inc.(A)	322	23,229
	Humana, Inc.	748	219,336
	Idexx Laboratories, Inc.(A)	110	46,426
	Illumina, Inc.(A)	430	57,078
	Incyte Corp.(A)	327	24,250
	Intuitive Surgical, Inc.(A)	1,410	806,351
	Iqvia Holdings, Inc.(A)	429	86,383
	Labcorp Holdings, Inc.	216	53,957
	McKesson Corp.	538	319,976
	Medtronic plc ADR	3,945	358,285
	Merck & Company, Inc.	8,038	794,315
	Mettler-Toledo International, Inc.(A)	1	1,364
	Regeneron Pharmaceuticals, Inc.	327	220,064
	ResMed, Inc.	217	51,251
	Solventum Corp.(A)	211	15,627
	Stryker Corp.	965	377,595

FINANCIAL STATEMENTS | January 31, 2025

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2025 (unaudited)

See Notes to Financial Statements

		Shares	Value
	Thermo Fisher Scientific, Inc.	1,172	$700,563
	Veeva Systems, Inc. Class A(A)	208	48,518
	Vertex Pharmaceuticals(A)	758	349,953
	Zimmer Biomet Holdings	332	36,347
	Zoetis, Inc.	1,065	182,008
			12,454,322

11.18%	INDUSTRIALS
	3M Co.	847	128,913
	Amentum Holdings, Inc.(A)	320	6,710
	American Airlines Group(A)	5,574	94,312
	Ametek, Inc.	427	78,807
	Automatic Data Processing, Inc.	1,504	455,727
	The Boeing Co.(A)	1,484	261,956
	Broadridge Financial Solutions, Inc.	324	77,183
	Builders FirstSource, Inc.(A)	977	163,433
	Canadian Pacific Kansas City Southern ADR	2,154	171,458
	Carrier Global Corp.	1,180	77,148
	Caterpillar, Inc.	1,607	596,904
	CH Robinson Worldwide, Inc.	327	32,533
	Cintas Corp.	2,148	430,824
	Copart, Inc.(A)	11,352	657,621
	CSX Corp.	6,428	211,288
	Cummins, Inc.	538	191,662
	Deere & Co.	1,217	579,974
	Eaton Corp. plc	2,020	659,409
	Emerson Electric Co.	1,928	250,544
	Equifax, Inc.	323	88,754
	Expeditors International of Washington, Inc.	432	49,067
	Fastenal Co.	1,611	117,990
	FedEx Corp.	645	170,841
	Fortive Corporation	755	61,404
	GE Vernova LLC	751	280,033
	General Dynamics Corp.	316	81,206
	General Electric Co.	3,005	611,728
	Grainger WW, Inc.	109	115,831
	Honeywell International	2,455	549,233
	JB Hunt Transport Services, Inc.	108	18,492
	Illinois Tool Works, Inc.	645	167,158
	Ingersoll Rand, Inc.	860	80,668

FINANCIAL STATEMENTS | January 31, 2025

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2025 (unaudited)

See Notes to Financial Statements

		Shares	Value
	Jacobs Solutions, Inc.	320	$44,842
	Johnson Controls International ADR	2,792	217,776
	L3Harris Technologies, Inc.	646	136,958
	Lockheed Martin Corp.	747	345,824
	Norfolk Southern Corp.	229	58,464
	Northrop Grumman Corp.	431	210,013
	Old Dominion Freight	434	80,555
	Otis Worldwide Corp.	640	61,069
	PACCAR, Inc.	1,479	163,992
	Parker-Hannifin Corp.	324	229,084
	Paychex, Inc.	1,074	158,598
	Paycom Software, Inc.	108	22,416
	Quanta Services, Inc.	108	33,222
	RB Global, Inc. ADR	2,217	198,377
	Republic Services, Inc.	2,139	463,885
	Rockwell Automation, Inc.	108	30,070
	RTX Corp.	4,288	552,938
	Southwest Airlines Co.	2,146	65,904
	Trane Technologies plc ADR	535	194,071
	Transdigm Group, Inc.	108	146,161
	Uber Technologies, Inc.(A)	8,661	578,988
	Union Pacific Corp.	1,923	476,500
	United Airlines Holdings(A)	751	79,486
	UPS, Inc. Class B	1,920	219,322
	Veralto Corp.	830	85,814
	Verisk Analytics, Inc.	1,357	390,056
	Wabtec Corp.	427	88,782
	Waste Management, Inc.	2,386	525,540
	Xylem, Inc.	217	26,917
			13,404,435

16.16%	INFORMATION TECHNOLOGY - HARDWARE
	Advanced Micro Devices(A)	4,819	558,763
	Amphenol Corp. Class A	3,424	242,351
	Analog Devices, Inc.	2,539	537,989
	Broadcom, Inc.	14,044	3,107,516
	Cisco Systems, Inc.	32,609	1,976,105
	Corning, Inc.	2,041	106,295
	HP, Inc.	5,023	163,248
	Intel Corp.(A)	15,597	303,050
	Jabil, Inc.	1,511	245,402
	Keysight Technologies, Inc.(A)	430	76,690

FINANCIAL STATEMENTS | January 31, 2025

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2025 (unaudited)

See Notes to Financial Statements

		Shares	Value
	Lam Research Corp.	6,390	$517,910
	Microchip Technology, Inc.	1,074	58,318
	Micron Technology, Inc.	3,844	350,727
	Motorola Solutions, Inc.	2,024	949,762
	Nvidia Corp.	66,330	7,964,243
	NXP Semiconductors NV ADR	944	196,871
	Qualcomm, Inc.	3,948	682,728
	Roper Technologies, Inc.	974	560,683
	TE Connectivity plc ADR	1,076	159,216
	Texas Instruments, Inc.	3,306	610,321
			19,368,188

15.31%	INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
	Accenture plc Class A ADR	2,887	1,111,351
	Adobe, Inc.(A)	2,237	978,576
	Ansys, Inc.(A)	628	220,114
	Applied Materials, Inc.	3,443	620,945
	Arista Networks, Inc.(A)	8,568	987,291
	Autodesk, Inc.(A)	1,175	365,824
	Cadence Design Systems(A)	1,822	542,264
	CDW Corp.	325	64,720
	Cognizant Tech Solutions	3,757	310,366
	CrowdStrike Holdings, Inc.(A)	558	222,123
	F5, Inc.(A)	1,056	313,907
	Fair Isaac Corp.(A)	199	372,838
	Fortinet, Inc.(A)	2,135	215,379
	Gartner Group, Inc.(A)	428	232,331
	Hewlett-Packard Enterprise	12,738	269,918
	Intuit, Inc.	1,578	949,183
	KLA Corp.	568	419,320
	Manhattan Associates, Inc.(A)	660	137,669
	Microsoft Corp.	13,027	5,406,987
	Oracle Corp.	7,573	1,287,864
	Palo Alto Networks, Inc.(A)	2,928	539,982
	Seagate Technology Holdings plc ADR	530	51,071
	ServiceNow, Inc.(A)	1,099	1,119,200
	Synopsys, Inc.(A)	1,081	568,044
	Tyler Technologies, Inc.(A)	103	61,969
	Verisign, Inc.(A)	2,267	487,405
	Workday, Inc. Class A(A)	941	246,598
	Zebra Technologies Corp.(A)	639	250,450
			18,353,689

FINANCIAL STATEMENTS | January 31, 2025

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2025 (unaudited)

See Notes to Financial Statements

		Shares	Value
2.28%	MATERIALS
	Air Products and Chemicals, Inc.	648	$217,248
	Albemarle Corp.	108	9,093
	Amcor plc ADR	4,827	46,918
	Ball Corporation	1,074	59,822
	Celanese Corp. Class A	109	7,743
	Corteva, Inc.	2,148	140,200
	Dow, Inc.	855	33,388
	Dupont de Nemours, Inc.	733	56,294
	Ecolab, Inc.	755	188,893
	FMC Corp.	109	6,080
	Freeport-McMoran, Inc.	5,149	184,592
	International Paper Co.	1,503	83,612
	International Flavors & Fragrance, Inc.	215	18,724
	LyondellBasell Industries NV ADR	641	48,524
	The Mosaic Co.	857	23,902
	Linde plc ADR	2,257	1,006,893
	Newmont Goldcorp Corp.	2,037	87,021
	Nucor Corp.	747	95,937
	Packaging Corp. of America	217	46,147
	PPG Industries, Inc.	645	74,420
	The Sherwin-Williams Co.	646	231,371
	Smurfit Kappa Group plc ADR	538	28,562
	Sylvamo Corp.	116	9,292
	Vulcan Materials Co.	108	29,608
			2,734,284

1.75%	REAL ESTATE
	Alexandria Real Estate Equities, Inc. REIT	217	21,125
	American Tower Corporate REIT	1,180	218,241
	AvalonBay Communities, Inc. REIT	325	71,991
	CBRE Group, Inc.(A)	1,287	186,280
	Crown Castle, Inc. REIT	1,183	105,618
	Digital Realty Trust, Inc. REIT	752	123,223
	Equinix, Inc.	326	297,853
	Equity Residential REIT	967	68,299
	Extra Space Storage, Inc. REIT	109	16,786
	Host Hotels & Resorts, Inc. REIT	1,280	21,389
	Mid-America Apartment Communities REIT	109	16,631
	Prologis, Inc.	3,446	410,936

FINANCIAL STATEMENTS | January 31, 2025

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2025 (unaudited)

See Notes to Financial Statements

		Shares	Value
	Public Storage REIT	537	$160,284
	Realty Income Corp. REIT	524	28,631
	SBA Communications Corp.	100	19,756
	Simon Property Group, Inc. REIT	534	92,841
	Ventas, Inc. REIT	639	38,608
	Welltower, Inc. REIT	1,074	146,580
	Weyerhaeuser Co. REIT	1,713	52,452
			2,097,524
2.04%	UTILITIES
	AES Corp.	639	7,029
	Ameren Corp.	96	9,043
	American Electric Power, Inc.	438	43,082
	American Water Works Co.	217	27,047
	CenterPoint Energy, Inc.	1,072	34,915
	Consolidated Edison, Inc.	106	9,936
	Constellation Energy Corp.	431	129,291
	Dominion Energy, Inc.	623	34,633
	DTE Energy Co.	434	52,028
	Duke Energy Corp.	1,379	154,434
	Edison International	849	45,846
	Eversource Energy	859	49,547
	Exelon Corp.	1,050	42,000
	FirstEnergy Corp.	1,397	55,600
	NextEra Energy, Inc.	8,337	596,596
	Public Service Enterprise Group, Inc.	1,180	98,577
	Sempra Energy	458	37,982
	The Southern Company	10,360	869,722
	WEC Energy Group	648	64,320
	Xcel Energy, Inc.	1,288	86,554
			2,448,182

99.72%	TOTAL COMMON STOCKS
	(Cost: $94,393,281)		119,539,370

99.72%	TOTAL INVESTMENTS
	(Cost: $94,393,281)		119,539,370
0.28%	Other assets, net of liabilities		337,784
100.00%	NET ASSETS		$119,877,154

(A)Non-income producing.

(B)Non-voting shares.

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

REIT- Real Estate Investment Trust.

FINANCIAL STATEMENTS | January 31, 2025

American Conservative Values ETF

Statement of Assets and LiabilitiesJanuary 31, 2025 (unaudited)

See Notes to Financial Statements

ASSETS
Investments at value (cost of $94,393,281) (Note 1)	$119,539,370
Cash	346,601
Dividends receivable	65,885
TOTAL ASSETS	119,951,856

LIABILITIES
Accrued advisory fees	74,702
TOTAL LIABILITIES	74,702
NET ASSETS	$119,877,154

Net Assets Consist of:
Paid-in capital	$96,623,198
Distributable earnings (accumulated deficit)	23,253,956
Net Assets	$119,877,154

NET ASSET VALUE PER SHARE
Net Assets	$119,877,154
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	2,675,000
Net Asset Value and Offering Price Per Share	$44.81

FINANCIAL STATEMENTS | January 31, 2025

American Conservative Values ETF

Statement of OperationsSix Months Ended January 31, 2025 (unaudited)

See Notes to Financial Statements

INVESTMENT INCOME
Dividend income (net of foreign tax withheld of $672)	$754,482
Total investment income	754,482

EXPENSES
Investment advisory fees (Note 2)	413,682
Total expenses	413,682
Net investment income (loss)	340,800

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments(1)	325,638
Net change in unrealized appreciation (depreciation) of investments	7,015,069

Net realized and unrealized gain (loss) on investments	7,340,707

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$7,681,507

(1)Includes reazlied gains (losses) as a result of in-kind transactions (Note 3).

FINANCIAL STATEMENTS | January 31, 2025

American Conservative Values ETF

Statements of Changes in Net Assets

See Notes to Financial Statements

	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$340,800	$593,477
Net realized gain (loss) on investments	325,638	2,396,698
Net change in unrealized appreciation (depreciation) of investments	7,015,069	12,044,214
Increase (decrease) in net assets from operations	7,681,507	15,034,389

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	(347,384)	(565,179)
Decrease in net assets from distributions	(347,384)	(565,179)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	15,465,448	38,258,227
Shares redeemed	(2,215,140)	(10,035,347)
Increase (decrease) in net assets from capital stock transactions	13,250,308	28,222,880

NET ASSETS
Increase (decrease) during period	20,584,431	42,692,090
Beginning of period	99,292,723	56,600,633
End of period	$119,877,154	$99,292,723

FINANCIAL STATEMENTS | January 31, 2025

American Conservative Values ETF

Selected Per Share Data Throughout Each Period

FINANCIAL STATEMENTS | January 31, 2025

American Conservative Values ETF

Financial Highlights

	Six Months Ended January 31, 2025 (unaudited)				October 28, 2020(2) through July 31, 2021
		Years Ended July 31,
		2024	2023	2022

Net asset value, beginning of period	$41.81	$34.83	$30.99	$32.55	$25.00
Investment activities
Net investment income (loss) (1)	0.14	0.30	0.29	0.25	0.19
Net realized and unrealized gain (loss) on investments	3.00	6.96	3.83	(1.58)	7.53
Total from investment activities	3.14	7.26	4.12	(1.33)	7.72

Distributions
Net investment income	(0.14)	(0.28)	(0.28)	(0.21)	(0.17)
Net realized gain	—	—	—	(0.02)	—
Total distributions	(0.14)	(0.28)	(0.28)	(0.23)	(0.17)
Net asset value, end of period	$44.81	$41.81	$34.83	$30.99	$32.55

Total Return(3)	7.53%	20.93%	13.45%	(4.06%)	30.96%

Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	0.62%	0.79%	0.94%	0.77%	0.82%
Portfolio turnover rate(5)	2.03%	12.98%	9.27%	3.70%	6.04%
Net assets, end of period (000’s)	$119,877	$99,293	$56,601	$32,537	$13,965

(1)Per share amounts caluculated using the average shares outstanding during the period.

(2)Commencement of Operations.

(3)Total return is for the period indicated and has not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized for periods less than one year.

FINANCIAL STATEMENTS | January 31, 2025

American Conservative Values ETF

Notes to Financial StatementsJanuary 31, 2025 (unaudited)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The American Conservative Values ETF (the “Fund”) is a diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on October 28, 2020.

The Fund’s objective is to seek to achieve long-term capital appreciation with capital preservation as a secondary objective.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by Ridgeline Research LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, is the information utilized for the day-to-day management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s (portfolio manager) is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records its investments at fair value. Generally, the Fund’s domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures set by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair

FINANCIAL STATEMENTS | January 31, 2025

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2025 (unaudited)

value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

FINANCIAL STATEMENTS | January 31, 2025

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2025 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of January 31, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$119,539,370	$—	$—	$119,539,370
	$119,539,370	$—	$—	$119,539,370

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector.

The Fund held no Level 3 securities at any time during the six months ended January 31, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also

FINANCIAL STATEMENTS | January 31, 2025

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2025 (unaudited)

intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended January 31, 2025, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $1,500. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption

FINANCIAL STATEMENTS | January 31, 2025

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2025 (unaudited)

Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $1,500.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of January 31, 2025:

	Creation Unit Shares	Creation Transaction Fee	Value
American Conservative Values ETF	25,000	$1,500	$1,120,250

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

FINANCIAL STATEMENTS | January 31, 2025

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2025 (unaudited)

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Fund, subject to the policies adopted by the Trust’s Board of Trustees. Under the Advisory Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. Under the Advisory Agreement, the Advisor assumes and pays all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Investment Advisory Agreement, distribution fees or expenses under a 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the rate of 0.75%.

The Advisor has retained Vident Asset Management (the “Sub-Advisor”), to serve as sub-advisor for the Fund. The Sub-Advisor is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Advisor, subject to the supervision of the Advisor and the Board.

For the services it provides to the Fund, the Sub-Advisor is compensated by the Advisor from the advisory fees paid by the Fund to the Advisor. Fees to the Sub-Advisor are calculated daily and paid monthly, based on the daily net assets

FINANCIAL STATEMENTS | January 31, 2025

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2025 (unaudited)

of the Fund at the following rate: 0.05% on the first $250 million in net assets; 0.04% on the next $250 million in net assets; and 0.03% on any net assets in excess of $500 million (subject to a minimum of $30,000 per year).

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund. The Advisor pays these fees.

Custodian

Citibank, N.A. serves as the Fund’s Custodian pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Services Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Funds. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a partner of Practus, LLP. Tom Carter, Vice President

FINANCIAL STATEMENTS | January 31, 2025

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2025 (unaudited)

of the Trust, is President of the Advisor. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King, or Mr. Carter receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Fund’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for its service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services.

NOTE 3 - INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions for the six months ended January 31, 2025, were as follows:

Purchases	Sales
$2,211,269	$2,410,390

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the six months ended January 31, 2025, were as follows:

Purchases	Sales	Realized Gain
$15,397,678	$1,998,144	$702,516

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

FINANCIAL STATEMENTS | January 31, 2025

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2025 (unaudited)

The tax character of distributions during the six months ended January 31, 2025 and the year ended July 31, 2024, were as follows:

	Six months ended January 31, 2025	Year ended July 31, 2024
Distributions paid from:
Ordinary income	$347,384	$565,179
	$347,384	$565,179

As of January 31, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$32,776
Accumulated net realized gain (loss) on investments	(1,924,909)
Net unrealized appreciation (depreciation) on investments	25,146,089
$23,253,956

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$94,393,281	$27,583,716	$(2,437,627)	$25,146,089

NOTE 5 –TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the U.S. Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party

FINANCIAL STATEMENTS | January 31, 2025

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2025 (unaudited)

or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

	Six Months ended January 31, 2025	Year ended July 31, 2024
Shares sold	350,000	1,025,000
Shares redeemed	(50,000)	(275,000)
Net increase (decrease)	300,000	750,000

NOTE 6 - RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Subsequent to the date of the financial statements, the Fund has made the following distributions to the shareholders of record:

Record Date	Ex-Dividend Date	Character	Amount
March 26, 2025	March 26, 2025	Net investment income	$192,213

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items require disclosure.

FINANCIAL STATEMENTS | January 31, 2025

American Conservative Values ETF

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

The Trustees of the Trust authorized a Special Meeting of Shareholders that was held on August 15, 2024 (the “Special Meeting”). The Special Meeting was called for the purpose of electing Trustees to the Trust. Because the Special Meeting involved a matter that affected the Trust as a whole, the proposal was put forth for consideration by shareholders of each series of the Trust, including the Fund. A quorum of shareholders was not achieved and the Special Meeting was adjourned without action.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

For the six months ended January 31, 2025, the Advisor paid the following remuneration to Trustees and Officers:

Trustee Compensation	Chief Compliance Officer’s Services
$4,399	$5,218

Statement Regarding Basis for Approval of Investment Advisory Contract.

Investment Advisory Agreement and Sub-Advisory Agreement Approval

This semi-annual report pertains only to the American Conservative Values ETF; however, the disclosure below pertains to that fund and the American Conservative Values Small-Cap ETF, a fund that has not commenced operations. Once the American Conservative Values Small-Cap ETF commences operations, this disclosure will be provided again in the next financial report that is prepared and applicable to that fund.

At a meeting held on September 24-25, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Ridgeline Advisory Agreement”) between the Trust and Ridgeline Research, LLC (“Ridgeline”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between Ridgeline and Vident Asset Management (“Vident”), each with respect to the American Conservative Values ETF (“ACVF”)

FINANCIAL STATEMENTS | January 31, 2025

American Conservative Values ETF

Supplemental Information (unaudited) - continued

and the American Conservative Values Small-Cap ETF (“ACVSCF” together with ACVF, the “ACV Funds”). The Board discussed the arrangements between Ridgeline and the Trust and Ridgeline and Vident with respect to the ACV Funds. The Board reflected on its discussions with the representatives from Ridgeline earlier in the Meeting regarding the manner in which the ACV Funds were managed and the roles and responsibilities of Ridgeline and Vident under the Ridgeline Advisory Agreement and the Sub-Advisory Agreement (collectively, the “Ridgeline Advisory Agreements”).

The Trustees reviewed a memorandum from counsel to the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the continuation of the Ridgeline Advisory Agreements and the responses of Ridgeline and Vident to requests for information from Trust Counsel on behalf of the Board. A copy of this memorandum had been provided to the Trustees in advance of the Meeting. The Trustees also reviewed the responses of Ridgeline and Vident to requests for information from Trust Counsel on behalf of the Board and noted that the responses included a copy of financial information for Ridgeline and Vident, an expense comparison analysis for the ACV Funds and comparable mutual funds and ETFs, and the Ridgeline Advisory Agreements. The Trustees discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Ridgeline Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services provided by Ridgeline and Vident; (ii) the investment performance of the ACVF and Ridgeline; (iii) the costs of the services to be provided and profits to be realized by Ridgeline and Vident from the relationship with the ACV Funds; (iv) the extent to which economies of scale would be realized if the ACV Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of their investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Ridgeline Advisory Agreements, including: (i) information regarding the services and support to be provided by Ridgeline and Vident to the ACV Funds and their shareholders; (ii) presentations by management of Ridgeline and Vident addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the ACV Funds; (iii) information pertaining to the compliance structure of Ridgeline and Vident; (iv) disclosure information contained in the ACV Funds’ registration statement and Ridgeline’s and Vident’s Form ADV and/or the policies and procedures

FINANCIAL STATEMENTS | January 31, 2025

American Conservative Values ETF

Supplemental Information (unaudited) - continued

of Ridgeline and Vident; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Ridgeline Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board considered that it also requested and received various informational materials including, without limitation: (i) documents containing information about Ridgeline and Vident, including financial information, information on personnel and the services to be provided by Ridgeline and Vident to the ACV Funds, each firm’s compliance program, information on any current legal matters, and other general information; (ii) projected expenses of the ACV Funds and comparative expense and performance information for other ETFs with strategies similar to the ACV Funds prepared by an independent third party; (iii) the anticipated effect of size on the ACV Funds’ performance and expenses; and (iv) benefits anticipated to be realized by Ridgeline and Vident from their relationship with the ACV Funds.

The Board did not identify any particular information that was most relevant to its consideration to approve the Ridgeline Advisory Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Ridgeline Advisory Agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services provided by Ridgeline and Vident.

In this regard, the Board considered the responsibilities of Ridgeline and Vident under their respective Ridgeline Advisory Agreements. The Board reviewed the services provided by each of Ridgeline and Vident to the ACV Funds, including, without limitation, Ridgeline’s process for formulating investment recommendations and the processes of both Ridgeline and Vident for assuring compliance with the ACV Funds’ investment objectives and limitations; Vident’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by Ridgeline for the ACV Funds among the service providers; and the anticipated efforts of Ridgeline to promote the ACV Funds and grow their assets. The Board considered: the staffing, personnel, and methods of operating of Ridgeline and Vident; the education and experience of their personnel; and information provided regarding their compliance programs, policies and procedures. The Board considered the methods to be utilized by Ridgeline in supervising Vident as a sub-adviser to the ACV Funds and the

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relationship between Ridgeline and Vident. After reviewing the foregoing and further information from Ridgeline and Vident, the Board concluded that the quality, extent, and nature of the services provided by Ridgeline and Vident was satisfactory and adequate for the ACV Funds.

The investment performance of the ACVF and Ridgeline.

The Board reviewed ACVF’s performance under Ridgeline’s management. They discussed the reports prepared by Broadridge Financial Solutions (“Broadridge”) and reviewed the performance of the ACVF with the performance of its benchmark index, the S&P 500 Index (“S&P 500”), the funds in its Morningstar category, the Large Blend category, (“Category”), and a peer group selected from its Category by Broadridge (“Peer Group”). The Board noted that ACVF had underperformed the S&P 500 for the one and three year periods ended June 30, 2024, and had outperformed the performance of the median of the Peer Group and the Category for the one and three year periods ended July 31, 2024.

The Board noted that ACVSCF had not yet commenced operations. The Trustees considered that Ridgeline does not manage any separate accounts with strategies similar to those of the ACV Funds.

After a detailed discussion of ACVF’s performance, the Board concluded that the overall performance of ACVF was in line with the Fund’s investment strategy and warranted the approval of the advisory agreement.

The costs of services to be provided and profits to be realized by Ridgeline and Vident from the relationship with the ACV Funds.

In this regard, the Board considered the financial condition of Ridgeline and the level of commitment to the ACV Funds by Ridgeline. The Board also considered the projected assets and proposed expenses of the ACV Funds, including the nature and frequency of advisory payments. The Board noted the information on profitability provided by Ridgeline and Vident. The Trustees considered the ACV Funds’ unitary fee structure, and compared the unitary fee of the ACV Funds to the fees of a peer group of other ETFs selected by Broadridge using Morningstar data as being comparable to the ACV Funds in terms of the type of fund, the style of investment management, anticipated assets and the nature of the investment strategy and markets invested in, among other factors. The Trustees noted that the ACVF’s gross and net expense ratio and gross and net advisory fee were each higher than the median of its Peer Group and the Category, while ACVSCF’s gross and net expense ratio were the same as the median of its Peer Group and the Category and gross and net advisory fee were the same as the

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Peer Group median and higher than the Category median.. The Board noted that Ridgeline does not manage separate accounts with strategies similar to the ACV Funds. The Trustees also considered the split of the advisory fees paid to Ridgeline versus those paid to Vident and the respective services provided by each to the ACV Funds. The Board also considered that Vident represented that its proposed fee for sub-advising the ACV Funds is consistent with the range of fees charged to other clients. After further consideration, the Board concluded that the profitability of Ridgeline and Vident was not unreasonable, and the fees to be paid to Ridgeline (who in turn will pay Vident) were within an acceptable range in light of the services to be rendered by Ridgeline and Vident.

The extent to which economies of scale would be realized as the ACV Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the ACV Funds’ investors.

The Trustees considered that it was not anticipated that, under the current fee structure, the ACV Funds would achieve economies of scale. They noted that the unitary fee structure of the ACV Funds limits shareholders’ exposure to fee increases.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory and sub-advisory personnel assigned to the ACV Funds; the basis of decisions to buy or sell securities for the ACV Funds; the substance and administration of the Code of Ethics and other relevant policies of Ridgeline and Vident. The Board noted that Ridgeline and Vident have each represented that it does currently utilize soft dollars or commission recapture with regard to the ACV Funds. The Board also considered potential benefits for Ridgeline and Vident in managing the ACV Funds. Following further consideration and discussion, the Board concluded that the standards and practices of Ridgeline and Vident relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by each of Ridgeline and Vident from managing the ACV Funds were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the Ridgeline Advisory Agreement and the Sub-Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Ridgeline Advisory Agreements.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes proxy disclosures for open-end management investment companies in the Supplemental Information.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes investment advisory contract renewal in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR - Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: April 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: April 7, 2025

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: April 7, 2025

* Print the name and title of each signing officer under his or her signature.